Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2017 and 2016 is as follows:

	Estimated Useful lives	2017	2016
		(Amounts in thousands)
Land		$1,044	$820
Building and improvements	17 years	6,948	5,352
Furniture and equipment	6 years	3,182	2,854
Total premises and equipment		11,174	9,026
Less: accumulated depreciation and amortization		(4,149)	(3,829)
Premises and equipment, net		$7,025	$5,197

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2017, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)
2018	$309
2019	319
2020	320
2021	326
2022	290
Thereafter	700
Total minimum lease payments	$2,264